Note 13 - Long-term Debt	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Long-Term Debt [Text Block]
13.	Long-term debt

	As at December 31,
	2022	2021
Revolving Credit Facility	$930,042	$-
Senior Notes	506,533	529,089
Finance leases maturing at various dates through 2026	1,480	810
Other long-term debt maturing at various dates up to 2025	1,044	1,155
	1,439,099	531,054

Less: current portion	1,360	1,458
Long-term debt - non-current	$1,437,739	$529,596

On May 27, 2022, the Company amended and extended the multi-currency, sustainability-linked senior unsecured revolving credit facility (the “Revolving Credit Facility”) of $1,500,000. The Revolving Credit Facility has a 5-year term ending May 27, 2027, and bears interest at an applicable margin of 1.125% to 2.5% over floating reference rates, depending on financial leverage ratios. The applicable margin may be adjusted, annually, plus or minus 0.05% subject to achieving certain sustainability metrics. The weighted average interest rate on borrowings under the Revolving Credit Facility was 4.1% in 2022 (2021 – 1.7%). The Revolving Credit Facility had $557,594 of available undrawn credit as at December 31, 2022 ($988,167 as at December 31, 2021). As at December 31, 2022, letters of credit in the amount of $12,365 were outstanding against the Revolving Credit Facility ($11,833 as at December 31, 2021). The Revolving Credit Facility requires a commitment fee of 0.11% to 0.35% of the unused portion, depending on financial leverage ratios. At any time during the term, the Company has the right to increase the Revolving Credit Facility by up to $250,000 on the same terms and conditions.

The Company has outstanding €210,000 of senior unsecured notes with a fixed interest rate of 2.23% (the “Senior Notes due 2028”), which are held by a group of institutional investors. The Senior Notes due 2028 have a 10-year term ending May 30, 2028.

The Company also has outstanding €125,000 and $150,000 of senior unsecured notes with fixed interest rates of 1.52% and 3.02%, respectively (the “Senior Notes due 2031”), which are held by a group of institutional investors. The Senior Notes due 2031 have a 10-year term ending October 7, 2031.

The Revolving Credit Facility, Senior Notes due 2028, and Senior Notes due 2031 rank equally in terms of seniority and have similar financial covenants, including leverage and interest coverage. The Company was in compliance with all covenants as of December 31, 2022. The Company is limited from undertaking certain mergers, acquisitions and dispositions without prior approval.

The estimated aggregate amount of principal repayments on long-term debt required in each of the next five years ending December 31 and thereafter to meet the retirement provisions are as follows:

For the year ended December 31,
2023	$1,360
2024	821
2025	242
2026	102
2027 and thereafter	1,436,574
$1,439,099